Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Tax (benefit) at statutory U.S. federal income tax rate					$ (46,833)	$ (68,311)	$ (41,398)
State income taxes, net of federal benefit					(7,486)	(5,239)	(7,050)
Other tax credits					(100)
Change in valuation allowance					40,940	4,290	4,330
Noncontrolling interest					4,251	13,358	20,184
Other					1,104
Share-based compensation						(2,917)	1,816
Impairment of goodwill						45,734	0
Nontaxable parent - GREC LLC treated as a partnership for U.S. tax purposes						(7,466)	647
Federal tax credits						(1,174)	(1,293)
Permanent differences (other - net)						2,347	1,216
Provision (benefit) for income taxes	$ (998)	$ 3,317	$ 5,175	$ (7,057)	$ (8,124)	$ (19,378)	$ (21,548)
Percentage
Tax (benefit) at statutory U.S. federal income tax rate					21.00%	21.00%	21.00%
State income taxes, net of federal benefit					3.40%	1.60%	3.60%
Other tax credits					0.00%
Change in valuation allowance					(18.40%)	(1.30%)	(2.20%)
Noncontrolling interest					(1.90%)	(4.10%)	(10.20%)
Other					(0.50%)
Share-based compensation						0.90%	(0.90%)
Impairment of goodwill						(14.10%)	0.00%
Nontaxable parent - GREC LLC treated as a partnership for U.S. tax purposes						0.023	(0.003)
Federal tax credits						0.30%	0.60%
Permanent differences (other - net)						(0.70%)	(0.70%)
Provision (benefit) for income taxes	2.60%	(10.30%)	(8.60%)	8.70%	3.60%	5.90%	10.90%